Investment Strategy	Dec. 19, 2025
Tuttle Capital MSTR Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the common stock of the Reference Asset while also generating income through a structured options overlay strategy. The Fund, under normal market conditions, will use call options and synthetic positions to gain long exposure to the Reference Asset equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.

In addition, the Fund may obtain exposure with exchange-traded call options on Strategy, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to Strategy through synthetic long positions constructed using long call and short put options on Strategy with the same strike price and expiration date. To achieve a synthetic long exposure to Strategy, the Fund will buy Strategy call options and, simultaneously, sell Strategy put options to try to replicate the price movements of Strategy. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of Strategy at the time the contracts are purchased and sold, respectively.

By using this strategy, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of Strategy declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on Strategy. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of Strategy and the Fund’s performance will differ from that of Strategy. The performance differences will depend on, among other things, Strategy’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of Strategy.

Information about Strategy, Inc.

Strategy is the world’s first and largest bitcoin treasury company. Strategy is a publicly traded company that has adopted bitcoin as its primary treasury reserve asset. By using proceeds from equity and debt financings, as well as cash flows from its operations, Strategy strategically accumulates bitcoin and advocates for its role as digital capital. Strategy’s treasury strategy is designed to provide investors varying degrees of economic exposure to bitcoin by offering a range of securities, including equity and fixed income instruments. As of November 30, 2025, Strategy held approximately 650,000 bitcoins, representing approximately 3% of Strategy’s total assets. In addition, Strategy provides industry-leading AI-powered enterprise analytics software. Strategy is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Strategy pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-42509 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Strategy may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Strategy is assigned to the information technology sector and the software industry.

The Fund has derived all disclosures contained in this document regarding Strategy from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Strategy is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Strategy have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Strategy could affect the value of the Fund’s investments with respect to Strategy and therefore the value of the Fund.

Description of Bitcoin, the Bitcoin Blockchain, relationship of Bitcoin to the Bitcoin Blockchain.

Digital asset networks, including the bitcoin peer-to-peer network and associated blockchain ledger (the “Bitcoin blockchain” and together the “Bitcoin network”) were introduced within the past 15 years. Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. Bitcoin and the Bitcoin blockchain are designed to serve as an alternative payment system. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by its user base. The Bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the Bitcoin blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Bitcoin platforms that enable trading in bitcoin or in individual end-user-to-end-user transactions under a barter system. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment.

The Bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of bitcoin. Rather, bitcoin is created and allocated by the Bitcoin network protocol through a “mining” process. The value of bitcoin is determined by the supply of and demand for bitcoin on Bitcoin platforms or in private end-user-to-end-user transactions.

New bitcoin are created and rewarded to the miners of a block in the Bitcoin blockchain for verifying transactions. The Bitcoin blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each bitcoin transaction is broadcast to the Bitcoin network and, when included in a block, recorded in the Bitcoin blockchain.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will use call options and synthetic positions to gain long exposure to the Reference Asset equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
Tuttle Capital NVIDIA Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the common stock of NVIDIA while also generating income through a structured options overlay NVIDIA. The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to NVIDIA equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.

In addition, the Fund may obtain exposure with exchange-traded call options on NVIDIA, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to NVIDIA through synthetic long positions constructed using long call and short put options on NVIDIA with the same strike price and expiration date. To achieve a synthetic long exposure to NVIDIA, the Fund will buy NVIDIA call options and, simultaneously, sell NVIDIA put options to try to replicate the price movements of NVIDIA. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of NVIDIA at the time the contracts are purchased and sold, respectively.

By using this NVIDIA, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of NVIDIA declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on NVIDIA. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of NVIDIA and the Fund’s performance will differ from that of the Reference Asset. The performance differences will depend on, among other things, NVIDIA’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of NVIDIA.

Information about NVIDIA Corp.

NVIDIA Corp. designs, develops, and markets three-dimensional (3D) graphics processors and related software. NVIDIA offers products that provide interactive 3D graphics to the mainstream personal computer market. NVIDIA pioneered accelerated computing to help solve the most challenging computational problems. The company’s graphics processing units (GPUs) were initially used to simulate human imagination, enabling the virtual worlds of video games and films. NVIDIA has leveraged its GPU architecture to create platforms for scientific computing, artificial intelligence, data science, autonomous vehicles, robotics, metaverse, and 3D internet applications. NVIDIA’s GPU brands are GeForce for games, Quadro/NVIDIA RTX GPUs for enterprise workstation graphics, and virtual GPU, for cloud-based visual and virtual computing. The company generates about 30% of the total revenue from the US. NVIDIA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, NVIDIA is assigned to the semiconductors and related devices industry.

The Fund has derived all disclosures contained in this document regarding NVIDIA from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVIDIA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NVIDIA could affect the value of the Fund’s investments with respect to NVIDIA and therefore the value of the Fund.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to NVIDIA equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
Tuttle Capital Coinbase Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the common stock of Coinbase while also generating income through a structured options overlay Coinbase. The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to Coinbase equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.

In addition, the Fund may obtain exposure with exchange-traded call options on Coinbase, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to Coinbase through synthetic long positions constructed using long call and short put options on Coinbase with the same strike price and expiration date. To achieve a synthetic long exposure to Coinbase, the Fund will buy Coinbase call options and, simultaneously, sell Coinbase put options to try to replicate the price movements of Coinbase. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of Coinbase at the time the contracts are purchased and sold, respectively.

By using this Coinbase, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of Coinbase declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on Coinbase. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of Coinbase and the Fund’s performance will differ from that of Coinbase. The performance differences will depend on, among other things, Coinbase’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of Coinbase

Information about Coinbase Global, Inc.

Coinbase Global, Inc. operates as a secure hosted cryptocurrency exchange platform. Coinbase is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Coinbase is assigned to the financial sector and the capital markets industry.

The Fund has derived all disclosures contained in this document regarding Coinbase from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Coinbase have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase could affect the value of the Fund’s investments with respect to Coinbase and therefore the value of the Fund.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to Coinbase equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
Tuttle Capital Tesla Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the common stock of Tesla while also generating income through a structured options overlay strategy. The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to Tesla equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.

In addition, the Fund may obtain exposure with exchange-traded call options on Tesla, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to Tesla through synthetic long positions constructed using long call and short put options on Tesla with the same strike price and expiration date. To achieve a synthetic long exposure to Tesla, the Fund will buy Tesla call options and, simultaneously, sell Tesla put options to try to replicate the price movements of Tesla. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of Tesla at the time the contracts are purchased and sold, respectively.

By using this strategy, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of Tesla declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on Tesla. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of Tesla and the Fund’s performance will differ from that of Tesla. The performance differences will depend on, among other things, Tesla’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of Tesla.

Information about Tesla, Inc.

Tesla, Inc. operates as a multinational automotive and clean energy company. Founded in 2003, Tesla designs, develops, manufactures, and markets high-performance, technologically advanced electric cars and solar energy generation and energy storage products. Tesla sells more than five fully electric cars, among others, the Model X and Y SUVs, as well as the Model S sedan and Model 3 sedan. It has a growing global network of Tesla Superchargers, which are industrial grade, high-speed vehicle chargers, typically placed along well-traveled routes to allow Tesla-owners quick and reliable charging. Tesla offers certain advanced driver assist systems under its Autopilot and Full Self-Driving options. The US customers generate about half of Tesla’s sales. Tesla is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Tesla is assigned to the motor vehicles and passenger car bodies industry.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to Tesla and therefore the value of the Fund.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to Tesla equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
Tuttle Capital Palantir Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the common stock of Palantir while also generating income through a structured options overlay Palantir. The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to Palantir equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.

In addition, the Fund may obtain exposure with exchange-traded call options on Palantir, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to Palantir through synthetic long positions constructed using long call and short put options on Palantir with the same strike price and expiration date. To achieve a synthetic long exposure to Palantir, the Fund will buy Palantir call options and, simultaneously, sell Palantir put options to try to replicate the price movements of Palantir. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of Palantir at the time the contracts are purchased and sold, respectively.

By using this Palantir, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of Palantir declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on Ethereum. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of Palantir and the Fund’s performance will differ from that of Palantir. The performance differences will depend on, among other things, Palantir’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of Palantir.

Information about Palantir Technologies Inc.

Palantir Technologies Inc. specializes in software platforms for big data analytics. Palantir is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39540 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Palantir is assigned to the information technology sector and the software industry.

The Fund has derived all disclosures contained in this document regarding Palantir from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Palantir is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Palantir have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Palantir could affect the value of the Fund’s investments with respect to Palantir and therefore the value of the Fund.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to Palantir equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
Tuttle Capital HOOD Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to the common stock of HOOD while also generating income through a structured options overlay strategy. The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to HOOD equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.

In addition, the Fund may obtain exposure with exchange-traded call options on HOOD, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to HOOD through synthetic long positions constructed using long call and short put options on HOOD with the same strike price and expiration date. To achieve a synthetic long exposure to HOOD, the Fund will buy HOOD call options and, simultaneously, sell HOOD put options to try to replicate the price movements of HOOD. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of HOOD at the time the contracts are purchased and sold, respectively.

By using this strategy, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of HOOD declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on HOOD. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of HOOD and the Fund’s performance will differ from that of HOOD. The performance differences will depend on, among other things, HOOD’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of HOOD.

Information about Robinhood Markets Inc.

Robinhood Markets Inc. is a financial services platform. It also sells various related services. HOOD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40691 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Robinhood Markets Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, HOOD is assigned to the financials sector and capital markets industry.

The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Robinhood Markets, Inc. could affect the value of the Fund’s investments with respect to HOOD and therefore the value of the Fund.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to HOOD equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
Tuttle Capital Magnificent 7 Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through its investment exposure to the companies comprising the “Magnificent 7,” a group of seven companies commonly recognized for their market dominance in technological innovation. The seven companies comprising the Magnificent Seven were: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, and Tesla Inc. (each, a “Reference Asset,” together, the “Reference Assets”). The Fund seeks to provide exposure to the common stock of each Reference Asset while also generating income through a structured options overlay strategy. The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to each Reference Asset equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income. On a quarterly basis, the Fund will rebalance its exposure so that each company is equally-weighted in its portfolio.

In addition, the Fund may obtain exposure with exchange-traded call options on each Reference Asset, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to each Reference Asset through synthetic long positions constructed using long call and short put options on each Reference Asset with the same strike price and expiration date. To achieve a synthetic long exposure to a Reference Asset, the Fund will buy a Reference Asset call options and, simultaneously, sell that Reference Asset put options to try to replicate the price movements of the Reference Asset. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of the Reference Asset at the time the contracts are purchased and sold, respectively.

By using this strategy, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of the Reference Asset declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on each Reference Asset. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all of the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

The Fund’s investment strategy is not intended to track the performance of each Reference Asset and the Fund’s performance will differ from that of each Reference Asset. The performance differences will depend on, among other things, each Reference Asset’s value, changes in the value of the puts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of each Reference Asset.

Information about The Magnificent 7

Alphabet Inc. (“Alphabet”) provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. The company offers performance and brand advertising services. Alphabet is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Alphabet is assigned to the communication services sector and interactive media & services industry.

Amazon.com, Inc. (“Amazon”) engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. Amazon is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Apple, Inc. (“Apple”) designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. Apple is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Meta Platforms, Inc. (“Meta”) develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide. Meta is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Microsoft Corporation (“Microsoft”) develops, licenses, and supports software, services, devices, and solutions worldwide. Microsoft is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37845 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

NVIDIA Corp. (“NVIDIA”) designs, develops, and markets three-dimensional (3D) graphics processors and related software. NVIDIA offers products that provide interactive 3D graphics to the mainstream personal computer market. NVIDIA pioneered accelerated computing to help solve the most challenging computational problems. The company’s graphics processing units (GPUs) were initially used to simulate human imagination, enabling the virtual worlds of video games and films. NVIDIA has leveraged its GPU architecture to create platforms for scientific computing, artificial intelligence, data science, autonomous vehicles, robotics, metaverse, and 3D internet applications. NVIDIA’s GPU brands are GeForce for games, Quadro/NVIDIA RTX GPUs for enterprise workstation graphics, and virtual GPU, for cloud-based visual and virtual computing. The company generates about 30% of the total revenue from the US. NVIDIA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, NVIDIA is assigned to the semiconductors and related devices industry.

Tesla, Inc. (“Tesla”) operates as a multinational automotive and clean energy company. Founded in 2003, Tesla designs, develops, manufactures, and markets high-performance, technologically advanced electric cars and solar energy generation and energy storage products. Tesla sells more than five fully electric cars, among others, the Model X and Y SUVs, as well as the Model S sedan and Model 3 sedan. It has a growing global network of Tesla Superchargers, which are industrial grade, high-speed vehicle chargers, typically placed along well-traveled routes to allow Tesla-owners quick and reliable charging. Tesla offers certain advanced driver assist systems under its Autopilot and Full Self-Driving options. The US customers generate about half of Tesla’s sales. Tesla is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Tesla is assigned to the motor vehicles and passenger car bodies industry.

The Fund has derived all disclosures contained in this document regarding each Reference Asset from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding each Reference Asset is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of each Reference Asset have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning each Reference Asset could affect the value of the Fund’s investments with respect to each Reference Asset and therefore the value of the Fund.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, will use call options, and synthetic positions to gain long exposure to each Reference Asset equal to at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes), and will implement a systematic put spread strategy to generate income.
Tuttle Capital Meme Stock Income Blast ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests at least 80% of its net assets (plus any borrowings for investment purposes) in select securities that the Adviser characterizes as “Meme Stocks”. A Meme Stock is a stock that gains popularity among retail investors through social media. The popularity of Meme Stocks is generally based on internet memes shared among traders, on platforms such as Reddit’s r/wallstreetbets. Investors in such stocks are often young and inexperienced investors. As a result of their popularity, Meme Stocks often trade at prices that are above their estimated value – as based on fundamental analysis – and are known for being extremely speculative and volatile.

The Adviser employs a two-part process to identify potential Meme Stocks:

Social Media & Retail Sentiment Monitoring

●	The Adviser systematically monitors platforms, such as Twitter (X), selected Substack publications, Discord communities, and other retail investor forums for abnormal levels of discussion volume, trending topics, and sentiment intensity.
●	The Adviser will consider other metrics like short interest and unusual options trades as high short interest could be a catalyst for large up moves and unusual options trades could indicate retail and institutional investor interest.

Volatility & Options Market Analysis

●	The Adviser then evaluates the options market for the identified securities, focusing on levels of implied volatility, options trading volume, and skew.
●	Securities with elevated implied volatility are generally favored, as they allow the Fund to implement options strategies that may generate higher income.

The Fund will generally hold between 15 and 30 Meme Stocks at any given time. The Meme Stocks may include companies of any market capitalization and from any industry sector, but will primarily be U.S.-listed operating companies. The Fund may also hold shares of ETFs or other exchange-traded products that have significant holdings in meme stocks (as determined by the Adviser) as deemed appropriate by the Adviser. The Fund will gain exposure to its Meme Stocks either through direct holdings or synthetically, depending on cost and liquidity considerations.

●	Direct Holdings: The Fund may hold shares of the Underlying Security directly when the Adviser determines it to be the most efficient method of exposure.

●	Synthetic Holdings: The Fund may establish synthetic long positions in Meme Stocks by:

○	Buying a call option and simultaneously selling a put option at or near the same strike price, thereby replicating the economics of a stock position (a “synthetic long”).

○	Buying deep in-the-money call options, which provide directional exposure with lower capital requirements.

The Fund will seek to keep its overall exposure to its selected Meme Stocks roughly equal to the full value of the Fund’s assets. While meme stock exposure may be volatile, the Adviser employs ongoing monitoring of options markets and sentiment flows to dynamically adjust position sizes and mitigate outsized risks.

In addition, the Fund may obtain exposure to the Meme Stocks with exchange-traded call options, including deep in-the-money call options. The Fund may invest in exchange-traded call options on specific securities as a means of gaining exposure to those securities without purchasing them outright. A call option gives the Fund the right, but not the obligation, to buy the underlying security at a predetermined price (the “strike price”) within a set timeframe. The Fund may utilize deep in-the-money call options, which have strike prices significantly below the current market price of the underlying security. These options tend to have high sensitivity to changes in the underlying security’s price and may closely mirror the performance of directly owning the security, while requiring less capital to establish the position. This approach can provide capital efficiency and flexibility; however, it also involves risks, including potential losses if the underlying security declines in value, limited liquidity in certain option contracts, and the possibility that the options may expire worthless if not managed properly.

Finally, the Fund may obtain exposure to a meme stock through synthetic long positions constructed using long call and short put options on a meme stock with the same strike price and expiration date. To achieve a synthetic long exposure to a meme stock, the Fund will buy a meme stock call options and, simultaneously, sell a meme stock put options to try to replicate the price movements of a meme stock. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of a meme stock at the time the contracts are purchased and sold, respectively.

By using this strategy, the Fund may achieve similar investment outcomes with potentially greater capital efficiency. However, synthetic long positions are subject to the risks associated with both call and put options, including the potential for significant losses if the price of a meme stock declines. Additionally, the Fund may be exposed to counterparty risk, liquidity risk, and the possibility that the options may not perform as expected in certain market conditions. These positions may be established using both standardized listed options and FLexible EXchange® Options (“FLEX Options”). FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund seeks to generate income for shareholders by employing a put credit spread strategy on each Meme Stock. Under this strategy, the Fund will sell put options that are near-the-money (i.e., with strike prices close to the current market price of the underlying security) to collect premiums and generate income, while simultaneously purchasing out-of-the-money put options (i.e., with lower strike prices further below the current market price) to hedge against significant downside risk. This results in a net credit to the Fund at initiation, with the maximum profit realized if the underlying security’s price remains above the higher strike price at expiration, allowing both options to expire worthless and the Fund being able to keep all the premiums received. The Fund’s Adviser will select options based on factors such as implied volatility, time to expiration, and overall market conditions, aiming to balance income generation with risk management, though there is no assurance that the strategy will achieve its objectives or avoid losses. The Fund intends to implement and roll these spreads on a recurring basis. Net premiums received are intended to support the Fund’s income generation objectives.

The Fund intends to make weekly distribution payments to shareholders.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests at least 80% of its net assets (plus any borrowings for investment purposes) in select securities that the Adviser characterizes as “Meme Stocks”.